Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 1,690,046	₩ 1,617,956
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from the disposal of Subsidiary	91,445	60,978
Money Market Wrap and Money Market Trust [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 406,062	₩ 610,862